Document and Entity Information	Jun. 21, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828522
Document Type	8-K
Document Period End Date	Jun. 21, 2024
Entity Registrant Name	eFFECTOR Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39866
Entity Tax Identification Number	85-3306396
Entity Address, Address Line One	142 North Cedros Avenue
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(508)
Local Phone Number	543-1720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	EFTR
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	EFTRW
Security Exchange Name	NASDAQ